SCHEDULE OF MINERAL RIGHTS (Details) (Parenthetical) $ in Thousands, $ in Thousands									3 Months Ended		12 Months Ended
	Sep. 22, 2021 USD ($) shares	Sep. 22, 2021 CAD ($) shares	Sep. 21, 2020 USD ($) shares	Sep. 21, 2020 CAD ($) shares	Apr. 22, 2020	Feb. 26, 2020 USD ($)	Sep. 24, 2019 USD ($) shares	Sep. 24, 2019 CAD ($) shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
IfrsStatementLineItems [Line Items]
Payment received earn-in agreement									$ 100	$ 75
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9											$ 16,540
Platosa Mine [Member]
IfrsStatementLineItems [Line Items]
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9											$ 385
Mineral Rights Silver City Germany [Member] | Globex Agreement [Member] | Globex Mining Enterprises Inc [Member]
IfrsStatementLineItems [Line Items]
Acquisition of equity, percentage							100.00%	100.00%
Payment for acquisition								$ 500
Shares issued during the period for acquisition, value								$ 1,600
Royalty for precious metals							3.00%	3.00%
Royalty for other metals							2.50%	2.50%
Reduction on royalty description							reduced by 1% upon a payment of $1,500.	reduced by 1% upon a payment of $1,500.
Addition one time payments							Additional one-time payments of C$300 and C$700 will be made by the Company following any future announcement of a maiden resource on the property and upon achievement of commercial production from the project, respectively.	Additional one-time payments of C$300 and C$700 will be made by the Company following any future announcement of a maiden resource on the property and upon achievement of commercial production from the project, respectively.
Mineral Rights Silver City Germany [Member] | Globex Agreement [Member] | Globex Mining Enterprises Inc [Member] | First Issuance [Member]
IfrsStatementLineItems [Line Items]
Payment for acquisition		$ 100		$ 100				$ 100
Shares issued during the period for acquisition, value		$ 425		$ 325				$ 225
Shares issued during the period for acquisition | shares	232,240,000	232,240,000	65,657,000	65,657,000			45,367	45,367
Additions	$ 384		$ 317				$ 245
Mineral Rights Silver City Germany [Member] | Globex Agreement [Member] | Globex Mining Enterprises Inc [Member] | Second Issuance [Member]
IfrsStatementLineItems [Line Items]
Payment for acquisition								$ 200
Shares issued during the period for acquisition, value								$ 625
Otis Gold Corp [Member]
IfrsStatementLineItems [Line Items]
Acquisition of equity, percentage					100.00%
Otis Gold Corp [Member] | Kilgore Gold Project [Member]
IfrsStatementLineItems [Line Items]
Project descriptions					On April 22, 2020, the Company acquired the Kilgore Gold Project as part of the Otis acquisition.
Otis Gold Corp [Member] | Definitive Option Agreement [Member] | Centerra Gold Inc [Member]
IfrsStatementLineItems [Line Items]
Payment for acquisition						$ 550
Project descriptions						Otis entered into a definitive option agreement with Centerra Gold Inc. (“Centerra”) whereby Centerra can earn up to a 70% interest in the Oakley Project in exchange for total exploration expenditures of $7,000 and cash payments to the Company of $550 over a six-year period. Excellon was Project Manager and earned 10% of the approved exploration expenditures for technical oversight and project management until November 30, 2021. Centerra now manages the Oakley Project directly.
Exploration expenditures						$ 7,000